ASSETS/(LIABILITIES) HELD FOR SALE (Details - Liabilities held for sale)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)
Short-Term Debt [Line Items]
Liabilities held for sale			$ 19,709,383
Unamortized financing cost			(14,858)
Two Office Buildings [Member]
Short-Term Debt [Line Items]
Liabilities held for sale			11,219,392	$ 15,181,304
Mortgage loan	$ 11,027,234	$ 14,929,913
National Bank Of Canada [Member]
Short-Term Debt [Line Items]
Liabilities held for sale			5,549,249
HSBC Bank [Member]
Short-Term Debt [Line Items]
Liabilities held for sale			11,219,392
Private Mortgage [Member]
Short-Term Debt [Line Items]
Liabilities held for sale			$ 2,955,600